Property, Plant and Equipment - Summary of Property, Plant and Equipment (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	€ 83,054	€ 85,306
Ending balance	84,431	83,054
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	309,039	308,615
Additions	9,494	7,041
Disposals	(4,088)	(11,059)
Impairment loss	(43)	0
Effect of translation adj.	2,832	4,442
Ending balance	317,234	309,039
Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(225,985)	(223,309)
Depreciation	(8,785)	(8,575)
Disposals	3,503	9,754
Effect of translation adj.	(1,536)	(3,855)
Ending balance	(232,803)	(225,985)
Land and buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	63,660	67,042
Ending balance	€ 61,708	€ 63,660
Land and buildings [member] | Bottom Of Range [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Annual rate of depreciation	0.00%	0.00%
Land and buildings [member] | Top of Range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Annual rate of depreciation	10.00%	10.00%
Land and buildings [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	€ 155,082	€ 153,205
Additions	1,167	1,064
Disposals	(331)	(1,023)
Effect of translation adj.	1,883	1,836
Ending balance	157,801	155,082
Land and buildings [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(91,422)	(86,163)
Depreciation	(3,611)	(3,590)
Disposals	168	125
Effect of translation adj.	(1,228)	(1,794)
Ending balance	(96,093)	(91,422)
Machinery and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	12,151	10,507
Ending balance	€ 14,409	€ 12,151
Machinery and equipment [member] | Bottom Of Range [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Annual rate of depreciation	10.00%	10.00%
Machinery and equipment [member] | Top of Range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Annual rate of depreciation	25.00%	25.00%
Machinery and equipment [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	€ 112,124	€ 108,223
Additions	5,125	4,573
Disposals	(2,757)	(1,121)
Impairment loss	(37)
Reclassifications from constr. in progress	14	108
Effect of translation adj.	510	341
Ending balance	114,979	112,124
Machinery and equipment [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(99,973)	(97,716)
Depreciation	(2,990)	(2,697)
Disposals	2,732	770
Effect of translation adj.	(339)	(330)
Ending balance	(100,570)	(99,973)
Office furniture and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	779	562
Ending balance	€ 934	€ 779
Office furniture and equipment [member] | Bottom Of Range [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Annual rate of depreciation	10.00%	10.00%
Office furniture and equipment [member] | Top of Range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Annual rate of depreciation	20.00%	20.00%
Office furniture and equipment [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	€ 14,013	€ 14,334
Additions	429	363
Disposals	(542)	(1,086)
Impairment loss	(6)
Reclassifications from constr. in progress	10	169
Effect of translation adj.	81	233
Ending balance	13,985	14,013
Office furniture and equipment [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(13,234)	(13,772)
Depreciation	(298)	(320)
Disposals	541	1,032
Effect of translation adj.	(60)	(174)
Ending balance	(13,051)	(13,234)
Retail gallery and store furnishings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	436	381
Ending balance	€ 303	€ 436
Retail gallery and store furnishings [member] | Bottom Of Range [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Annual rate of depreciation	25.00%	25.00%
Retail gallery and store furnishings [member] | Top of Range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Annual rate of depreciation	35.00%	35.00%
Retail gallery and store furnishings [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	€ 7,354	€ 13,081
Additions	60	316
Disposals	(144)	(6,744)
Reclassifications from constr. in progress		32
Effect of translation adj.	68	669
Ending balance	7,338	7,354
Retail gallery and store furnishings [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(6,918)	(12,700)
Depreciation	(244)	(337)
Disposals	60	6,746
Effect of translation adj.	67	(627)
Ending balance	(7,035)	(6,918)
Leasehold improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	5,869	6,454
Ending balance	€ 6,065	€ 5,869
Leasehold improvements [member] | Bottom Of Range [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Annual rate of depreciation	10.00%	10.00%
Leasehold improvements [member] | Top of Range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Annual rate of depreciation	20.00%	20.00%
Leasehold improvements [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	€ 20,307	€ 19,412
Additions	1,614	615
Disposals	(77)	(1,085)
Effect of translation adj.	275	1,365
Ending balance	22,119	20,307
Leasehold improvements [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(14,438)	(12,958)
Depreciation	(1,642)	(1,631)
Disposals	2	1,081
Effect of translation adj.	(24)	(930)
Ending balance	(16,054)	(14,438)
Constr. in progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	159	360
Ending balance	1,012	159
Constr. in progress [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	159	360
Additions	1,099	110
Disposals	(237)
Reclassifications from constr. in progress	(24)	(309)
Effect of translation adj.	15	(2)
Ending balance	€ 1,012	€ 159